UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08340

South Asia Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

South Asia Portfolio                                                                                                                             as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
India — 93.9%
Airlines — 3.2%
Jet Airways (India) Ltd.	2,113,381	$30,794,381
		$30,794,381
Auto Components — 0.5%
Motor Industries Co. Ltd.	62,234	$4,664,737
		$4,664,737
Automobiles — 6.5%
Mahindra and Mahindra Ltd.	1,492,875	$26,690,626
Maruti Udyog Ltd.	1,977,310	37,208,030
		$63,898,656
Beverages — 2.6%
United Spirits Ltd.	1,315,182	$24,982,442
		$24,982,442
Chemicals — 2.7%
United Phosphorus Ltd.	3,538,180	$26,291,110
		$26,291,110
Commercial Banks — 5.0%
HDFC Bank Ltd.	1,001,278	$21,709,213
ICICI Bank Ltd.	760,258	14,706,524
Union Bank of India Ltd.	5,326,201	12,697,581
		$49,113,318
Construction & Engineering — 3.9%
Jaiprakash Associates Ltd.	3,073,431	$37,921,319
		$37,921,319
Construction Materials — 3.7%
Grasim Industries Ltd.	360,170	$17,340,102
Ultra Tech Cement Ltd.	1,090,214	19,268,389
		$36,608,491
Electrical Equipment — 5.1%
ABB Ltd.	131,500	$10,685,180
Bharat Heavy Electricals Ltd.	762,178	39,521,432
		$50,206,612
Gas Utilities — 0.4%
Indraprastha Gas Ltd.	1,899,300	$4,334,495
		$4,334,495

Household Durables — 3.6%
Sobha Developers Ltd.	1,915,264	$35,401,429
		$35,401,429
Household Products — 0.5%
Hindustan Lever Ltd.	987,330	$4,640,519
		$4,640,519
Independent Power Producers & Energy Traders — 2.9%
NTPC Ltd.	8,190,579	$28,235,016
		$28,235,016
Industrial Conglomerates — 3.1%
Siemens India Ltd.	1,211,286	$30,170,532
		$30,170,532
IT Services — 12.0%
Infosys Technologies Ltd.	944,927	$43,674,296
Mphasis Ltd.	1,708,480	11,051,235
Satyam Computer Services Ltd.	1,404,018	15,086,584
Tata Consultancy Services Ltd.	1,680,071	47,570,518
		$117,382,633
Machinery — 3.7%
Tata Motors Ltd.	2,196,022	$36,654,051
		$36,654,051
Media — 4.5%
ASC Enterprises Ltd. (1)	3,679,161	$6,985,348
Zee Entertainment Enterprises Ltd.	6,398,540	36,857,660
		$43,843,008
Metals & Mining — 3.7%
Sterlite Industries (India) Ltd.	3,336,532	$35,752,210
		$35,752,210
Oil, Gas & Consumable Fuels — 5.5%
Reliance Industries Ltd.	1,712,830	$53,911,839
		$53,911,839
Personal Products — 2.2%
Colgate-Palmolive (India) Ltd.	2,823,173	$21,489,706
		$21,489,706
Pharmaceuticals — 7.2%
Dr. Reddy’s Laboratories Ltd.	2,229,102	$37,112,558
Sun Pharmaceutical Industries Ltd.	1,361,187	32,980,439
		$70,092,997
Road & Rail — 1.4%
Container Corporation of India Ltd.	316,100	$14,082,629
		$14,082,629

Software — 3.6%
Financial Technologies (India) Ltd. (2)	839,907	$35,276,840
		$35,276,840
Tobacco — 0.6%
ITC Ltd.	1,700,788	$5,909,380
		$5,909,380
Wireless Telecommunication Services — 5.8%
Idea Cellular Ltd. (2)	8,902,434	$19,375,826
Reliance Communications Ltd. (2)	3,895,680	37,592,142
		$56,967,968
Total India (identified cost $787,235,361)		$918,626,318
Sri Lanka — 1.9%
Industrial Conglomerates — 1.1%
John Keells Holdings Ltd.	7,319,840	$10,404,337
		$10,404,337
Wireless Telecommunication Services — 0.8%
Dialog Telekom Ltd.	34,948,800	$8,171,080
		$8,171,080
Total Sri Lanka (identified cost $17,958,396)		$18,575,417
Total Common Stocks (identified cost $805,193,757)		$937,201,735
Total Investments — 95.8% (identified cost $805,193,757)		$937,201,735
Other Assets, Less Liabilities — 4.2%		$41,135,968
Net Assets — 100.0%		$978,337,703

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(2)	Non-income producing security.

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	5.5%	$53,911,839
Tata Consultancy Services Ltd.	IT Services	4.9	47,570,518
Infosys Technologies Ltd.	IT Services	4.5	43,674,296
Bharat Heavy Electricals Ltd.	Electrical Equipment	4.0	39,521,432
Jaiprakash Associates Ltd.	Construction & Engineering	3.9	37,921,319
Reliance Communications Ltd.	Wireless Telecommunication Services	3.8	37,592,142
Maruti Udyog Ltd.	Automobiles	3.8	37,208,030
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	3.8	37,112,558
Zee Entertainment Enterprises Ltd.	Media	3.8	36,857,660
Tata Motors Ltd.	Machinery	3.7	36,654,051
		41.7%	$408,023,845

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
IT Services	12.0%	$117,382,633
Pharmaceuticals	7.2	70,092,997
Wireless Telecommunication Services	6.7	65,139,048
Automobiles	6.5	63,898,656
Oil, Gas & Consumable Fuels	5.5	53,911,839
Electrical Equipment	5.1	50,206,612
Commercial Banks	5.0	49,113,318
Media	4.5	43,843,008
Industrial Conglomerates	4.1	40,574,869
Construction & Engineering	3.9	37,921,319
	60.5%	$592,084,299

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, are as follows:

Aggregate cost	$806,684,492
Gross unrealized appreciation	$165,564,447
Gross unrealized depreciation	(35,047,204)
Net unrealized appreciation	$130,517,243

The net unrealized depreciation on foreign currency at March 31, 2007 was $38,024.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	May 21, 2007